Acquisitions	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Acquisitions
50	ACQUISITIONS
Fiscal Year Ended March 31, 2022
Fullerton India Credit Company Limited
On November 30, 2021, the Group acquired a 74.9% equity interest in Fullerton India Credit Company Limited (“Fullerton India”), which became the Group’s subsidiary. Fullerton India has a pan-India
distribution network and offers unsecured loans against property to mainly small and medium-sized
enterprises and individual customers. This acquisition was made in order
to gain a retail finance platform in India and further expand the Group’s business franchise in Asia.
The fair values of assets and liabilities of Fullerton India at the date of acquisition and the consideration paid were as follows:

At November 30, 2021
(In millions)
Assets:
Cash and deposits with banks	¥37,495
Loans and advances	306,413
All other assets	58,612

Total assets	¥402,520

Liabilities:
Borrowings	¥176,075
Debt securities in issue	135,445
All other liabilities	22,752

Total liabilities	¥334,272

Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable assets	(17,130)

Net assets acquired	51,118
Goodwill	179,197

Consideration	¥230,315

Consideration (1) :
Cash	¥230,315

Total	¥230,315

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥2,093

(1)
A contingent consideration is included in the contract, and payable upon a specific performance indicator of Fullerton India. As a result of estimating the indicator, the Group does not recognize the contingent consideration.

The fair value of the financial assets acquired included ¥306,413 million of loans and advances.
The gross contractual amounts receivable were ¥336,027 million, of which ¥30,273 million were expected to be uncollectible.
The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The revenue and profit or loss since the acquisition date to March 31, 2022 and pro forma financial information relating to Fullerton India are immaterial to the consolidated financial statements.
The owner of
non-controlling
interests retains written put option on the share of Fullerton India. The Group remeasures the financial liability at the end of each reporting period based on the estimated present value of the redemption amount and any changes in the liability are recorded in profit or loss.
Cash consideration paid and cash acquired by obtaining control of the subsidiaries
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2022 were as follows:

For the fiscal year ended March 31, 2022
(In millions)
Cash consideration paid	¥(230,315)
Cash and cash equivalents transferred as a result of the acquisitions	14,621

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(215,694)

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥387,899 million and ¥334,272 million, respectively.
Fiscal Year Ended March 31, 2021
There were no material acquisitions that were accounted for as business combinations during the fiscal year ended March 31, 2021.
Fiscal Year Ended March 31, 2020
Daiwa SB Investments Ltd. (currently merged into Sumitomo Mitsui DS Asset Management Company, Limited)
On April 1, 2019, Sumitomo Mitsui Asset Management Company, Limited (“SMAM”), the Group’s subsidiary, merged with Daiwa SB Investments Ltd. (“DSBI”), previously the Group’s associate, to form Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”). The Group’s equity interest in SMDAM resulting from the merger is 50.12%, and as such, SMDAM is the Group’s subsidiary. This merger was made for the purpose of establishing an asset management company that combines the strengths and expertise of SMAM and DSBI, and offers high quality investment management performance and services in order to properly address client needs.
The fair values of assets and liabilities of DSBI at the date of acquisition and the consideration paid were as follows:

At April 1, 2019
(In millions)
Assets: (1)
Cash and deposits with banks	¥22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284

Total assets	¥65,179

Liabilities	¥18,038

Net assets	¥47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(23,093)

Net assets acquired	24,048
Goodwill	17,022

Consideration	¥41,070

Consideration:
Fair value of total consideration transferred	¥959
Fair value of the equity interest in DSBI held before the acquisition	40,111

Total	¥41,070

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥9

(1)
The fair value of DSBI’s assets at the date of acquisition included the outstanding balance arising from the transactions made between the Group and DSBI, which included deposits with the Group amounting to ¥21 billion.

The fair value of consideration transferred represents the fair value of the reduction of the Group’s interest in SMAM. The Group’s interest in SMAM decreased from 51.19% to 50.12% and its interest in DSBI increased from 48.96% to 50.12% substantially as a result of a stock issuance from SMDAM to the shareholders of DSBI at the date of the business combination.
The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Group recognized a profit of ¥21,998 million on this step acquisition, which was included in “Other income” in the consolidated income statements.
The revenue and profit or loss relating to DSBI since the acquisition date to March 31, 2020 is immaterial to the consolidated financial statements.
Cash consideration paid and cash acquired by obtaining control of the subsidiaries
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2020 were as follows:

For the fiscal year ended March 31, 2020
(In millions)
Cash consideration paid	¥(17,797)
Cash and cash equivalents transferred as a result of the acquisitions	1,855

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(15,942)

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥72,642 million and ¥21,330 million, respectively.